Equity	12 Months Ended
Dec. 31, 2022
Equity.
Equity

24. Equity

At December 31, 2022, 9,134,724 no-par value ordinary shares were issued and outstanding. There is only a single class of ordinary shares with the same rights, preferences and restrictions (with the exception of certain privately placed ordinary shares subject to U.S. securities law transfer restrictions due to not being registered for sale in the U.S.). Each share entitles the holder to one vote at the shareholders’ meeting. Shareholders participate in the profits according to their share in the share capital, based on their number of shares held. The general shareholders’ meeting resolves the appropriation of the balance sheet profit established in the annual financial statements and the dividends.

Capital reserves includes premiums arising on the issue of shares, additions related to equity-settled share-based payment and changes of non-controlling interests due to capital increase.

On July 31, 2020, the Company announced that it would change the ratio of its ADSs to ordinary shares from each ADS representing one-fifth (1/5) of one ordinary share (5:1) to each ADS representing one ordinary share (1:1). For ADS holders, the ratio change had the same effect as a 1 for 5 reverse ADS split. The ratio change became effective on August 14, 2020 (the “Effective Date”). On the Effective Date, each ADS holder was required to exchange every five (5) ADSs then held for one (1) new ADS (e.g., if a holder of ADSs previously held 50 ADSs, following the ratio change on the Effective Date, such holder helds 10 ADSs). Citibank, N.A., as depositary bank, has arranged for the exchange of the current ADSs for the new ones. There was no change to voxeljet’s underlying ordinary shares.

On August 18, 2020, the Company announced that it would voluntarily transfer the listing of the ADSs from the New York Stock Exchange (the “NYSE”) to the NASDAQ, effective August 28, 2020, after market close. voxeljet’s ADSs began trading as a NASDAQ-listed security at market open on August 31, 2020, and have continued to be listed under the ticker symbol “VJET.” Due to the transfer of the listing to the NASDAQ, the Company is no longer subject to the listing requirements of the NYSE. As of December 31, 2022, voxeljet was in compliance with the NASDAQ Listing Rules.

During 2021, in January, February and July, the Company completed three registered direct offerings and sales of a total of 2,190,711 ADSs, which provided voxeljet with total gross proceeds of approximately USD 32.0 million (€ 26.6 million) before deducting fees and expenses.

The general shareholders’ meeting on June 2, 2022 resolved upon a new authorized share capital that authorized the Management Board, with the consent of Supervisory Board, to increase the authorized capital in one or more tranches initially by up to to € 3,513,355 by issuing up to 3,513,355 new no-par value ordinary shares against contribution in cash and/or in kind until June 1, 2027.

On October 13, 2022, the Company completed another registered direct offering and sale of 1,279,070 ordinary shares in the form of ADSs at a purchase price of USD 3.44 (EUR 3.60) per share. The gross proceeds of the offering amounted to approximately USD 4.4 million (EUR 4.6 million).

In December 2022, the Group privately placed 828,943 ADSs, each representing one ordinary share, at a purchase price of USD 2.16 (€ 2.04), with the institutional investor Anzu Ventures II LLC. The capital increase was registered on December 22, 2022 and the private placement was completed when voxeljet received the remaining portion of the related funds in January 2023. This capital increase provided voxeljet with gross proceeds of USD 1.8 million (€ 1.7 million) before deducting fees and expenses.

After the capital increases in October and December of 2022, the remaining amount of ordinary shares that can be issued is 1,405,342. The Articles of Association authorize the Management Board, with the consent of the Supervisory Board, to increase the Company’s registered share capital in one or more tranches by up to € 1,405,342 by issuing up to 1,405,342 new no-par value ordinary shares against contribution in cash and/or in kind until June 1, 2027.